Cash Flow Information (Schedule Of Reconciliation Of Net Loss To Net Cash Flow Used In Operating Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Information [Abstract]
Net loss	$ (614,701)	$ (278,431)
Loss (income) from discontinued operations	9,105	(6,585)
Stock-based compensation	67,248	37,203
Accretion expense	754	11,908
General and administrative expenses		6,525
Depreciation	30,583	15,402
Accrued interest income	(9,124)	(10,600)
Interest expense		9,664
Unrealized losses (gains) on long-term investments	2,804	(360)
Unrealized gains on other long-term investments	(3,573)	(4,508)
Realized gain on redemption of other long-term investments	(123)	(151)
Change in fair value of derivative	432,536	(135,680)
Change in fair value of embedded derivatives	(106,489)	(100,637)
Loss on conversion of convertible debenture		154,316
Unrealized foreign exchange losses (gains)	13,589	(9,498)
Share of (income) loss of significantly influenced investees	(17,208)	42,718
Write-down of current assets	23,224	14,729
Write-down of carrying values of property, plant and equipment	16,605	2,338
Gain on sale of long-term investments	(10,628)
Gain on settlement of note receivable	(102,995)
Write-down of carrying value of long-term investments	9,550	485
Deferred income taxes	(9,268)	(15,124)
Bonus shares	3,802	27,752
Accounts receivable	(47,210)	(20,999)
Inventories	(89,193)	(32,425)
Prepaid expenses	(33,016)	(6,982)
Accounts payable and accrued liabilities	55,688	4,664
Interest payable on long-term debt	6,319
Cash used in operating activities	$ (371,721)	$ (294,276)